Variable Interest Entities (Details) - USD ($)			1 Months Ended		3 Months Ended				6 Months Ended			11 Months Ended	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2021		Jun. 30, 2022		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022		Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash												$ 100,935	$ 179,512
TOTAL ASSETS												316,723,259	394,960
LIABILITIES AND MEMBERS' DEFICIT
TOTAL LIABILITIES												34,663,009	372,246
TOTAL LIABILITIES AND MEMBERS' DEFICIT												$ 316,723,259	$ 394,960
P3 Health Partners Inc.
Variable Interest Entity [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor		Successor		Successor		Predecessor	Predecessor	Successor		Predecessor	Predecessor	Predecessor		Predecessor
ASSETS
Cash	$ 140,477,586		$ 140,477,586		$ 63,145,379		$ 16,322,893		$ 63,145,379		$ 16,322,893	$ 5,300,842	$ 36,261,104		$ 32,592,496
Client Fees and Insurance Receivable, net	1,090,104		1,090,104		1,931,291				1,931,291				675,954
Prepaid Expenses and Other Current Assets	6,959,067		6,959,067		5,080,149				5,080,149				5,192,782
Property and Equipment, Net	8,047,929		8,047,929		8,292,965				8,292,965				6,150,587
TOTAL ASSETS	2,364,108,460	[1],[2]	2,364,108,460	[1],[2]	1,444,209,840	[1]			1,444,209,840	[1]			106,435,206	[2]
LIABILITIES AND MEMBERS' DEFICIT
Accounts Payable and Accrued Expenses	17,730,683		17,730,683		20,693,070				20,693,070				11,793,125
Accrued Payroll	6,304,362		6,304,362		3,263,338				3,263,338				4,003,373
TOTAL LIABILITIES	299,939,734	[1],[2]	299,939,734	[1],[2]	328,509,840	[1]			328,509,840	[1]			145,955,087	[2]
MEMBERS' DEFICIT	273,551,441		273,551,441		108,624,475		(183,308,520)	$ (154,407,902)	108,624,475		(183,308,520)	(272,916,391)	(130,217,705)		(99,073,637)	$ (55,684,119)
TOTAL LIABILITIES AND MEMBERS' DEFICIT	2,364,108,460		2,364,108,460		1,444,209,840				1,444,209,840				106,435,206
Total Operating Revenue			58,762,397		269,453,971		144,586,444		542,998,305		295,884,386	578,602,418	491,063,525		145,482,112
Expenses			117,650,063		1,181,641,128		170,557,507		1,507,353,190		334,843,877	707,660,010	519,651,203		185,017,783
Net loss attributable to Class A common stockholders - Diluted			(57,937,929)		(903,105,939)		(29,464,410)	$ (24,650,712)	(963,896,193)		(54,115,119)	(146,399,938)	(31,411,542)		(41,971,558)
P3 Health Partners Inc. | VIE
ASSETS
Cash	7,570,247		7,570,247		8,589,392				8,589,392				183,836
Client Fees and Insurance Receivable, net	60,815		60,815		22,025				22,025				335,358
Prepaid Expenses and Other Current Assets	406,372		406,372		513,781				513,781				285,363
Property and Equipment, Net	36,416		36,416		45,134				45,134				22,309
Investment in Other P3 Entities	6,000,000		6,000,000		6,000,000				6,000,000
TOTAL ASSETS	14,073,850		14,073,850		15,170,332				15,170,332				826,866
LIABILITIES AND MEMBERS' DEFICIT
Accounts Payable and Accrued Expenses	4,804,704		4,804,704		6,677,891				6,677,891				686,680
Accrued Payroll	1,303,615		1,303,615		1,143,976				1,143,976				1,019,940
Due to Consolidated Entities of P3	24,110,831		24,110,831		28,601,805				28,601,805				19,354,259
TOTAL LIABILITIES	30,219,150		30,219,150		36,423,672				36,423,672				21,060,879
MEMBERS' DEFICIT	(16,145,300)		(16,145,300)		(21,253,340)				(21,253,340)				(20,234,013)
TOTAL LIABILITIES AND MEMBERS' DEFICIT	$ 14,073,850		14,073,850		15,170,332				15,170,332				826,866
Total Operating Revenue			843,747		12,955,029		2,081,167		25,868,574		4,119,517	7,580,124	7,611,427		4,389,688
Expenses			1,202,951		16,057,134		1,870,227		30,976,614		7,190,869	12,293,365	13,100,138		13,035,788
Net loss attributable to Class A common stockholders - Diluted			$ (359,204)		$ (3,102,105)		$ 210,940		$ (5,108,040)		$ (3,071,352)	$ (4,713,241)	$ (5,488,711)		$ (8,646,100)

[1]	The Company’s condensed consolidated balance sheets include the assets and liabilities of its consolidated variable interest entities (“VIEs”). As discussed in Note 25: Variable Interest Entities, P3 LLC is itself a VIE. P3 LLC represents substantially all the assets and liabilities of the Company. As a result, the language and numbers below refer only to VIEs held at the P3 LLC level. The condensed consolidated balance sheets include total assets that can be used only to settle obligations of the P3 LLC’s VIEs totaling $9.2 million and $8.1 million as of June 30, 2022 and December 31, 2021, respectively, and total liabilities of the P# LLC’s consolidated VIEs for which creditors do not have recourse to the general credit of the Company totaled $7.8 million and $6.1 million as of June 30, 2022 and December 31, 2021, respectively. These VIE assets and liabilities do not include $6.0 million of investment in affiliates as of June 30, 2022 and December 31, 2021, and $28.6 million and $24.1 million of amounts due to affiliates as of June 30, 2022 and December 31, 2021, respectively, as these are eliminated in consolidation and not presented within the condensed consolidated balance sheets. See Note 25 “Variable Interest Entities.”
[2]	The Company’s consolidated balance sheets include the assets and liabilities of its consolidated variable interest entities (“VIEs”). As discussed in Note 28: Variable Interest Entities, P3 LLC is itself a VIE. P3 LLC represents substantially all the assets and liabilities of the Company. As a result, the language and numbers below refer only to VIEs held at the P3 LLC level. The consolidated balance sheets include total assets that can be used only to settle obligations of P3 LLC’s consolidated VIEs totaling $8.1 million and $0.8 million as of December 31, 2021 and December 31, 2020, respectively, and total liabilities of P3 LLC’s consolidated VIEs for which creditors do not have recourse to the general credit of the Company totaled $6.1 million and $1.7 million as of December 31, 2021 and December 31, 2020, respectively. These VIE assets and liabilities do not include $6.0 million of investment in affiliates and $24.1 million of amounts due to affiliates as of December 31, 2021 and $19.4 million of amounts due to affiliates as of December 31, 2020 as these are eliminated in consolidation and not presented within the consolidated balance sheets. See Note 28 “Variable Interest Entities.”